Merk Absolute Return Currency Fund
Merk Absolute Return Currency Fund - Investor Shares and Institutional Shares
Investment Objective
The Fund seeks to generate positive absolute returns by investing in securities and instruments that create exposure to currencies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Absolute Return Currency Fund	Investor Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Absolute Return Currency Fund	Investor Shares	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Absolute Return Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Class	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in money market instruments and high quality debt securities denominated in a currency to which the Fund seeks exposure or in a combination of U.S. dollar denominated securities and forward currency contracts that expose the Fund to such currencies. Positive absolute returns may be generated from the income produced by the debt securities, plus (minus) the gains (losses) resulting from fluctuations in the values of currencies relative to the U.S. dollar. Absolute returns means a positive return over time irrespective of prevailing market conditions.

The Fund will be exposed primarily to currencies of developed countries that, in the Adviser’s opinion, have liquid currency markets. For purposes of pursuing its investment goal, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards. The Fund may also invest in options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. Additionally, the Fund may take delivery of foreign currencies and sell actual foreign currencies.

To the extent that the Fund has gained exposure to local currencies through investments in forward currency contracts and other derivative instruments mentioned above, the Fund will not invest a substantial portion of its assets directly in securities of issuers located in such local markets.

In seeking to achieve positive absolute returns, the Adviser makes currency exposure allocations based on quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data. Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall portfolio risk. This process is referred to as “risk overlay.”

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency. This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;
•	Balancing currency allocations based on a “risk overlay,” and
•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Once the Adviser has determined the appropriate currency exposure levels, the Adviser will select instruments to create a liquid portfolio of short duration. To mitigate interest rate and credit risk to its portfolio, the Adviser typically maintains a weighted average portfolio maturity of less than eighteen months and buys money market and high quality debt securities. The Adviser may modify the Fund’s currency allocations as its analysis evolves.

The Adviser may sacrifice yield in return for high credit quality of debt securities. The Adviser may choose to buy exclusively U.S. fixed-income instruments in conjunction with forward contracts to obtain exposure to currencies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Investment risk and price volatility may increase as a security’s credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share's returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 2.56% for the quarter ended December 31, 2010, and the lowest return was -6.01% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -7.53%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year		Since Inception		Inception Date
Merk Absolute Return Currency Fund Investor Shares	Return Before Taxes	(8.41%)		(2.63%)
Merk Absolute Return Currency Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(9.22%)		(3.01%)
Merk Absolute Return Currency Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.42%)		(2.42%)
Merk Absolute Return Currency Fund Institutional Class	Return Before Taxes	(8.29%)	[1]	(2.46%)	[1]
Merk Absolute Return Currency Fund						Sep. 09, 2009
Merk Absolute Return Currency Fund Citigroup 3-Month U.S. T-Bill Index	(reflects no deduction for fees, expenses or taxes)	0.08%		0.11%	[2]
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since August 31, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Merk Asian Currency Fund
Merk Asian Currency Fund - Investor Shares and Institutional Shares
Investment Objective
The Fund seeks to profit from a rise in Asian currencies relative to the U.S. dollar.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Asian Currency Fund	Investor Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Asian Currency Fund	Investor Shares	Institutional Class
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Asian Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Class	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities or instruments that provide exposure to Asian currencies. The Fund normally expects to achieve this exposure through investments in high quality, short-term debt instruments denominated in Asian currencies or a combination of U.S. dollar denominated securities and forward currency contracts, including non-deliverable forward contracts, that seek to profit from a rise in Asian currencies relative to the U.S. dollar.

To the extent that the Fund has gained exposure to Asian currencies through investments in forward currency contracts and other derivative instruments the Fund will not invest a substantial portion of its assets directly in securities of issuers located in Asian markets.

The Adviser will determine and revise currency exposure allocations based on both quantitative and qualitative analysis.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Quantitative Factors. Quantitative factors that the Adviser may consider include a country’s gross domestic product; its trade and current account balance with the United States; its interest rates; and the volatility of its currency relative to other currencies.

Qualitative Factors. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.

Once the Adviser has allocated the currency exposure levels for the Fund, the Adviser will select instruments to create a liquid portfolio of short duration. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments or other considerations it deems relevant evolve.

To mitigate interest rate risk to its portfolio, the Fund will only buy money market or high quality debt instruments with effective maturities of less than eighteen months at the time of purchase. The Adviser may sacrifice yield in return for high credit quality of debt securities. The Fund will specifically seek exposure to the currency risk of select Asian currencies. The Adviser will invest in a basket of instruments that provide exposure to Asian currencies to reduce the exposure to the risks of any one currency.

The Adviser may choose to predominantly, or even exclusively, buy U.S. fixed-income instruments in conjunction with forward contracts, as well as non-deliverable forward contracts (“NDF contracts”) in order to mitigate the risks of investing in countries that do not have well developed debt markets or where the government may restrict the flow of capital.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Asian and Emerging Markets Risk. Asian markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Many Asian markets are considered emerging markets and have more risk than securities issued in more developed foreign markets.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Investment risk and price volatility may increase as a security’s credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Share Class returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year and since inception compare to the Citigroup 3-Month U.S. T-Bill Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 2.64% for the quarter ended September 30, 2010, and the lowest return was -3.90% for the quarter ended September 30, 2011.

The calendar year-to-date total return as of June 30, 2012 was -0.64%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year		Since Inception		Inception Date
Merk Asian Currency Fund Investor Shares	Return Before Taxes	(2.15%)		(0.78%)
Merk Asian Currency Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(2.79%)		(1.06%)
Merk Asian Currency Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.39%)		(0.82%)
Merk Asian Currency Fund Institutional Class	Return Before Taxes	(1.93%)	[1]	(0.67%)	[1]
Merk Asian Currency Fund						Apr. 01, 2008
Merk Asian Currency Fund Citigroup 3-Month U.S. T-Bill Index	(reflects no deduction for fees, expenses or taxes)	0.08%		0.39%	[2]
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.
[2]	Since March 31, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Merk Currency Enhanced U.S. Equity Fund
Merk Currency Enhanced U.S. Equity Fund - Investor Shares and Institutional Shares
Investment Objective

The Fund seeks to generate total return that exceeds that of the Standard and Poor’s 500 Index (“S&P 500”), by investing in securities and instruments that create exposure to U.S. equities and currencies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Currency Enhanced U.S. Equity Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Currency Enhanced U.S. Equity Fund		Investor Shares	Institutional Shares
Management Fees		0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.33%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%
Total Annual Fund Operating Expenses		1.38%	1.13%
[1]	The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside of the typical day-to-day operations of the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Currency Enhanced U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	141	437	755	1,657
Institutional Shares	115	359	622	1,375

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. From the date of the Fund’s inception, September 12, 2011, through the end of the Fund’s fiscal year, March 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies. The Fund intends to obtain investment exposure to the S&P 500 equivalent to the value of its net assets by investing in exchange traded funds (“ETFs”), other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Because the Fund invests in currency derivatives, the Fund can invest in currencies, while concurrently obtaining investment exposure to the S&P 500 equivalent to the value of its net assets.

To gain exposure to the S&P 500, the Fund typically will invest principally in index-based ETFs and other investment companies that track the S&P 500. The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps. The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETFs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

To achieve returns that exceed the S&P 500, the Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets. The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis.

Quantitative Analysis. The Adviser may consider quantitative factors to determine portfolio allocations. Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data. Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate. Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio. This process is referred to as “risk overlay.”

Qualitative Analysis. Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency. This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;
•	Balancing currency allocations based on a “risk overlay,” and
•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Enhanced Correlation Risk. Because the Fund invests in ETFs based on the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund’s performance generally may move in the same direction as the S&P 500. However, the Adviser’s management of the currency risk associated with the Fund’s investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Exchange-Traded Funds and Investment Companies Risk. The Fund’s investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company’s expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments.

Index Futures Risk. The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Leverage Risk. Certain transactions of the Fund’s derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. For example, a small investment in equity index futures could have a meaningful impact on performance.

Liquidity Risk. Certain securities and derivatives held by the Fund may be difficult to sell at the time and price the Adviser would like. As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information
Performance information for the Fund is not provided because the Fund has not been operational for a full calendar year.
Merk Hard Currency Fund
Merk Hard Currency Fund - Investor Shares and Institutional Shares
Investment Objective
The Fund seeks to profit from a rise in hard currencies relative to the U.S. dollar.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Hard Currency Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Hard Currency Fund	Investor Shares	Institutional Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Merk Hard Currency Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	132	412	713	1,568
Institutional Shares	107	334	579	1,283

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio. The portfolio turnover rate is calculated without regard to any securities whose maturities or expiration dates at the time of acquisition were one year or less.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in “hard currency” denominated investments. The Fund normally invests in a basket of hard currency denominated investments composed of high quality, short-term debt instruments and indirectly, in gold. Hard currencies are currencies of countries pursuing what the Adviser believes to be “sound” monetary policy and gold. Sound monetary policy is defined by the Adviser as providing an environment fostering long-term price stability. Gold is the only currency with intrinsic value and, as such, qualifies as a hard currency. Rather than buying gold bullion, to the extent that the Fund invests in gold, it may do so indirectly through exchange traded products (“ETPs”), forward and futures contracts. The Fund may invest in ETPs sponsored by the Adviser or its affiliates.

The Adviser will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments. The Adviser searches for currencies that, in the Adviser’s opinion, are backed by sound monetary policy or gold. Once this determination has been made, money market or other debt instruments will be selected to create a liquid portfolio of short duration and high credit quality. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolves.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country’s monetary policy that fosters such stability. The Adviser will invest in a basket of hard currency denominated investments that may include gold to reduce the exposure to the risks of any one currency.

To mitigate interest rate and credit risk to its portfolio, the Fund typically maintains a weighted average portfolio maturity of less than eighteen months and only buys money market or other short-term debt instruments that are issued by entities with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services or that the Adviser considers comparable in quality to instruments rated in the top three ratings.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. dollar denominated securities and forward currency contracts.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk. Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Exchange-Traded Funds and Investment Companies Risk. The Fund’s investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company’s expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s securities. Investment risk and price volatility may increase as a security’s credit rating declines.

Interest Rate Risk. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates may cause a fall in the value of the fixed-income securities in which the Fund may invest.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Forward Currency Contract Risk. Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Futures Contract Risk. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Gold-Related Securities Risk. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Performance Information

The following chart illustrates the variability of the Investor Shares Class returns as of December 31, 2011. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year, five years and since inception compare to the JPMorgan 3-Month Global Cash Index. Updated performance information is available at www.merkfunds.com or by calling (866) MERK FUND or (866) 637-5386 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 9.05% for the quarter ended September 30, 2010, and the lowest return was -8.79% for the quarter ended September 30, 2008.

The calendar year-to-date total return as of June 30, 2012 was -0.85%.

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year		5 Years		Since Inception		Inception Date
Merk Hard Currency Fund Investor Shares	Return Before Taxes	(0.77%)		5.29%		5.31%
Merk Hard Currency Fund Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	(1.68%)		4.28%		4.41%
Merk Hard Currency Fund Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.35%)		4.00%		4.09%
Merk Hard Currency Fund Institutional Shares	Return Before Taxes	(0.55%)	[1]	5.39%	[1]	5.39%	[1]
Merk Hard Currency Fund								May 10, 2005
Merk Hard Currency Fund JPMorgan 3-Month Global Cash Index	(reflects no deduction for fees, expenses or taxes)	(0.17%)		3.74%		3.75%
[1]	For the Institutional Shares, performance for the periods are blended average annual returns which include the returns of Investor Shares prior to April 1, 2010, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.